Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Variable Insurance Trust
Entity Central Index Key	0001537395
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000111397 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Dow Jones Dividend& Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDJDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 6.01% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, which is a blended benchmark consisting of a 50/50 blend of the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index, which returned 12.58% for the same Period.
This underperformance was mainly due to the equity holdings in the Fund. The Fund’s equity allocation underperformed the Russell 3000® Index. The underperformance was largely attributable to the Fund’s underweighting of the outperforming technology industry and the overweighting of the underperforming industrials industry. The technology industry was the best performing industry in 2024 with semiconductor stocks helping lead the industry. The Fund lacked exposure to mega-cap semiconductor benchmark names NVIDIA Corp. and Broadcom, Inc., which returned 171.25% and 110.43%, respectively. The Fund also lacked exposure to other mega-cap technology benchmark names such as Meta Platforms, Inc., Apple, Inc., and Alphabet, Inc., all returning over 30.00% for the Period. The Fund’s stock selection in the underperforming industrials magnified the detraction from relative performance. The Fund’s health care industry allocation was the only negative performance, with all other industry allocations for the Fund posting positive returns for the Period.
The Fund’s fixed income allocation underperformed the Bloomberg U.S. Corporate Investment-Grade Index. The Fund’s U.S. Treasury and cash allocation detracted from performance relative to the Bloomberg U.S. Corporate Investment-Grade Index as those assets underperformed bonds. Relative to the Bloomberg U.S. Corporate Investment-Grade Index, the primary contributors to the Fund’s performance were its security selection within the Technology, Aerospace/Defense, and P&C sectors. Conversely, the Fund’s overweight allocations to the Health Insurance and Healthcare sectors, along with its underweight to the Midstream sector, were the primary detractors to Fund performance. On average, the Fund maintained a duration that was 0.17 years longer than the Bloomberg U.S. Corporate Investment-Grade Index, which had a negative contribution to the Fund’s performance as interest rates shifted higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6.01%	4.48%	6.14%
Blended Benchmark(1)	12.58%	7.13%	7.61%
Bloomberg U.S. Corporate Investment-Grade Index	2.13%	0.30%	2.43%
Russell 3000® Index	23.81%	13.86%	12.55%
Secondary Blended Benchmark(2)	12.19%	7.03%	7.59%
Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM	1.34%	0.18%	2.46%
Dow Jones U.S. Total Stock Market IndexSM	23.88%	13.78%	12.48%
(1)	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
(2)	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTDJDI for more recent performance information.
Net Assets	$ 854,534,485
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 5,345,873
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$854,534,485
Total number of portfolio holdings	520
Total advisory fee paid	$5,345,873
Portfolio turnover rate	95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	48.4%
Common Stocks	46.1%
Foreign Corporate Bonds and Notes	3.9%
U.S. Government Bonds and Notes	0.6%
Money Market Funds	0.4%
Net Other Assets and Liabilities	0.6%
Sector Allocation

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTDJDI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTDJDI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/VA/FTDJDI
C000138651 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi IncomeAllocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTMII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 9.98% for the 12 months ended December 31, 2024. The Fund's Class I outperformed its benchmark, a blended benchmark consisting of a 60/40 blend of the Bloomberg U.S. Aggregate Bond Index and the Russell 3000® Index, which returned 9.87% for the same Period.
The Fund allocates to nine different asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts ("REITs"), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities. Markets generally experienced a risk-on environment throughout 2024 as evidenced by the strong equity market returns, particularly large cap equities. The dividend-paying stocks were a beneficiary and one of the top performing asset classes in the Fund. MLPs were the top asset class within the Fund, up over 30% and returns were boosted by strong dividend growth and an improved demand outlook for natural gas transportation and storage volumes amid growing energy needs to supply artificial intelligence data centers. REITs and preferred stocks also performed well on an absolute basis. The yield curve steepened due to the Federal Reserve’s interest rate cuts and persistent inflation, while corporate bond spreads tightened in a risk-on environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Multi Income Allocation Portfolio - Class I	9.98%	5.05%	4.78%
Broad Blended Benchmark(1)	9.87%	5.47%	5.97%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Russell 3000® Index	23.81%	13.86%	12.55%
Asset Class Blended Benchmark(2)	10.58%	6.79%	5.47%
(1)	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
(2)
The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select Dividend TM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%),  Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTMII for more recent performance information.
Net Assets	$ 19,708,685
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$19,708,685
Total number of portfolio holdings	174
Total advisory fee paid	$0
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	13.3%
First Trust Tactical High Yield ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.8%
First Trust Institutional Preferred Securities and Income ETF	6.7%
iShares MBS ETF	5.7%
First Trust Intermediate Government Opportunities ETF	3.6%
First Trust Preferred Securities and Income ETF	2.2%
First Trust Limited Duration Investment Grade Corporate ETF	1.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	1.8%
Enterprise Products Partners, L.P.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Senior Loan ETF	13.3%
First Trust Tactical High Yield ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.8%
First Trust Institutional Preferred Securities and Income ETF	6.7%
iShares MBS ETF	5.7%
First Trust Intermediate Government Opportunities ETF	3.6%
First Trust Preferred Securities and Income ETF	2.2%
First Trust Limited Duration Investment Grade Corporate ETF	1.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	1.8%
Enterprise Products Partners, L.P.	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTMII or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTMII or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/VA/FTMII
C000160832 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightTactical Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDWTCI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 12.53% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, a blended benchmark consisting of a 60/40 blend of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, which returned 15.04% for the same Period.
This underperformance was due to the negative selection impact for the Fund’s equity holdings and the largest detracting equity holdings were the First Trust Financial AlphaDEX® Fund, the First Trust Switzerland AlphaDEX® Fund and the First Trust Dow Jones Global Select Dividend Index Fund. The Fund was helped by an over-allocation, relative to the blended benchmark, to equity holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 30, 2015 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (10/30/15)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	12.53%	5.61%	6.11%
Broad Blended Benchmark(1)	15.04%	8.67%	9.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.34%
S&P 500® Index	25.02%	14.53%	14.04%
(1)	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTDWTCI for more recent performance information.
Net Assets	$ 52,868,189
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$52,868,189
Total number of portfolio holdings	21
Total advisory fee paid	$0
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.1%
First Trust Large Cap Core AlphaDEX® Fund	9.8%
First Trust Mid Cap Core AlphaDEX® Fund	9.8%
First Trust Dow Jones Internet Index Fund	9.7%
First Trust Consumer Discretionary AlphaDEX® Fund	9.1%
First Trust NASDAQ-100-Technology Sector Index Fund	8.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.7%
First Trust Financials AlphaDEX® Fund	8.3%
iShares Core U.S. Aggregate Bond ETF	5.9%
SPDR Blackstone Senior Loan ETF	3.5%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.1%
First Trust Large Cap Core AlphaDEX® Fund	9.8%
First Trust Mid Cap Core AlphaDEX® Fund	9.8%
First Trust Dow Jones Internet Index Fund	9.7%
First Trust Consumer Discretionary AlphaDEX® Fund	9.1%
First Trust NASDAQ-100-Technology Sector Index Fund	8.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.7%
First Trust Financials AlphaDEX® Fund	8.3%
iShares Core U.S. Aggregate Bond ETF	5.9%
SPDR Blackstone Senior Loan ETF	3.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTDWTCI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTDWTCI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/VA/FTDWTCI
C000218786 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust CapitalStrength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTACSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 10.41% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to dividend yielding and value holdings selected by the methodology lagging the benchmark, as these were the two poorest performing factors. The Fund’s low volatility tilt along with a tilt away from large growth stocks drove much of the Fund’s underperformance. The Fund was significantly underweight in the Information Technology sector, including no weight in the two best performing names in the index, NVIDIA Corp. and Broadcom Inc., which contributed greatly to the lagging performance relative to the benchmark. The Fund was also significantly overweight in the Health Care and Materials sectors, which were two of the poorest performing sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 1, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (5/01/20)
First Trust Capital Strength® Portfolio - Class I	10.41%	11.37%
S&P 500® Index	25.02%	18.79%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTACSI for more recent performance information.
Net Assets	$ 157,336,525
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 655,566
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$157,336,525
Total number of portfolio holdings	51
Total advisory fee paid	$655,566
Portfolio turnover rate	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.5%
Walmart, Inc.	2.3%
Visa, Inc., Class A	2.2%
Cisco Systems, Inc.	2.1%
Snap-on, Inc.	2.1%
Costco Wholesale Corp.	2.1%
TJX (The) Cos., Inc.	2.1%
Packaging Corp. of America	2.1%
Mastercard, Inc., Class A	2.1%
BlackRock, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.5%
Walmart, Inc.	2.3%
Visa, Inc., Class A	2.2%
Cisco Systems, Inc.	2.1%
Snap-on, Inc.	2.1%
Costco Wholesale Corp.	2.1%
TJX (The) Cos., Inc.	2.1%
Packaging Corp. of America	2.1%
Mastercard, Inc., Class A	2.1%
BlackRock, Inc.	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTACSI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTACSI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/VA/FTACSI
C000218789 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust InternationalDeveloped Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTAIDCSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 1.76% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the MSCI World ex USA Index, which returned 4.70% for the same Period.
This underperformance was partially due to the Fund tilting toward poor performing factors such as the quality, low volatility, and small size as stated in the methodology. Each of these factors significantly underperformed the benchmark during the Period. Additionally, the Fund was materially underweight in the Financials sector, which was the best performing sector over the Period. However, the Fund was also overweight the Industrials sector, which was the third best performing sector during the Period. Strong security selection within the Consumer Discretionary sector, including the strong performing stock Aristocrat Leisure Ltd. helped performance, but poor security selection within the Energy sector was a headwind for performance. An underweight to the country of Japan, including the fourth best performing stock, Mitsubishi Heavy Industries, Ltd., hindered performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 1, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (5/01/20)
First Trust International Developed Capital Strength® Portfolio - Class I	1.76%	9.93%
MSCI World ex USA Index	4.70%	10.36%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTAIDCSI for more recent performance information.
Net Assets	$ 24,096,234
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$24,096,234
Total number of portfolio holdings	52
Total advisory fee paid	$0
Portfolio turnover rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.0%
Computershare Ltd.	2.5%
Sage Group (The) PLC	2.4%
Aristocrat Leisure Ltd.	2.2%
Swiss Re AG	2.2%
Alimentation Couche-Tard, Inc.	2.2%
Loblaw Cos. Ltd.	2.1%
QBE Insurance Group Ltd.	2.1%
Compass Group PLC	2.1%
Deutsche Boerse AG	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.0%
Computershare Ltd.	2.5%
Sage Group (The) PLC	2.4%
Aristocrat Leisure Ltd.	2.2%
Swiss Re AG	2.2%
Alimentation Couche-Tard, Inc.	2.2%
Loblaw Cos. Ltd.	2.1%
QBE Insurance Group Ltd.	2.1%
Compass Group PLC	2.1%
Deutsche Boerse AG	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTAIDCSI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTAIDCSI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/VA/FTAIDCSI
C000241974 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust GrowthStrengthTM Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTGSTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 15.03% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was partially due to positive exposure to quality, growth, and small size factors which all underperformed relative to the benchmark. Security selection within the Information Technology sector proved to contribute to underperformance as the Fund was substantially underweight in NVDIA Corp. and Broadcom, Inc., the two best performing stocks in the Information Technology sector. The Fund was also overweight in poorly selected energy stocks, detracting from relative performance. An underweight allocation to the Communication Services sector, which was the top performing sector during the Period, slightly detracted from performance, however an overweight to the Entertainment industry specifically contributed positively to the relative performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 16, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (5/16/23)
First Trust Growth StrengthTM Portfolio - Class I	15.03%	26.41%
S&P 500® Index	25.02%	26.49%

Performance Inception Date	May 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTGSTI for more recent performance information.
Net Assets	$ 19,396,526
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$19,396,526
Total number of portfolio holdings	51
Total advisory fee paid	$0
Portfolio turnover rate	131%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.6%
Deckers Outdoor Corp.	2.5%
Expedia Group, Inc.	2.3%
Netflix, Inc.	2.3%
Cadence Design Systems, Inc.	2.3%
Amazon.com, Inc.	2.3%
Live Nation Entertainment, Inc.	2.2%
Arista Networks, Inc.	2.2%
Visa, Inc., Class A	2.2%
Dexcom, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.6%
Deckers Outdoor Corp.	2.5%
Expedia Group, Inc.	2.3%
Netflix, Inc.	2.3%
Cadence Design Systems, Inc.	2.3%
Amazon.com, Inc.	2.3%
Live Nation Entertainment, Inc.	2.2%
Arista Networks, Inc.	2.2%
Visa, Inc., Class A	2.2%
Dexcom, Inc.	2.1%

C000241976 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength®Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTCSHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 2.42% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to dividend yielding and value holdings selected by the methodology lagging the benchmark, as these were the two poorest performing factors. The Fund’s low volatility tilt along with a tilt away from large growth stocks drove much of the Fund’s underperformance. The Fund was significantly underweight in the Information Technology sector, including no weight in the two best performing names in the benchmark, NVIDIA Corp. and Broadcom, Inc., which contributed greatly to the lagging performance relative to the benchmark. The Fund was also significantly overweight the Health Care and Materials sectors, which were two of the poorest performing sectors during the Period.
The Fund was also negatively impacted by the put spread and short call options strategy used by the Fund. Due to the strong positive benchmark returns for the Period, the Fund was negatively impacted by this options strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 14, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (8/14/23)
First Trust Capital Strength® Hedged Equity Portfolio - Class I	2.42%	0.42%
S&P 500® Index	25.02%	23.39%

Performance Inception Date	Aug. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTCSHI for more recent performance information.
Net Assets	$ 9,046,016
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$9,046,016
Total number of portfolio holdings	57
Total advisory fee paid	$0
Portfolio turnover rate	121%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.7%
Money Market Funds	2.7%
Put Options Purchased	0.2%
Call Options Written	(0.1)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	(2.5)%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.